Distribution Date:	09/17/21	BANK 2018-BNK12
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower,One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	19		Andrew Hundertmark
Historical Detail	20		500 North Central Expressway,Suite 261 | Plano, TX 75074
Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		General Contact	(302) 636-4140
Supplemental Notes	29		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06541KAW8	3.086000%	33,530,000.00	12,155,858.89	588,981.23	31,260.82	0.00	0.00	620,242.05	11,566,877.66	30.79%	30.00%
A-2	06541KAX6	4.074000%	76,220,000.00	76,220,000.00	0.00	258,766.90	0.00	0.00	258,766.90	76,220,000.00	30.79%	30.00%
A-SB	06541KAY4	4.165000%	36,500,000.00	36,500,000.00	0.00	126,685.42	0.00	0.00	126,685.42	36,500,000.00	30.79%	30.00%
A-3	06541KAZ1	3.990000%	210,000,000.00	210,000,000.00	0.00	698,250.00	0.00	0.00	698,250.00	210,000,000.00	30.79%	30.00%
A-4	06541KBA5	4.255000%	243,028,000.00	243,028,000.00	0.00	861,736.78	0.00	0.00	861,736.78	243,028,000.00	30.79%	30.00%
A-S	06541KBD9	4.487464%	83,470,000.00	83,470,000.00	0.00	312,140.54	0.00	0.00	312,140.54	83,470,000.00	20.78%	20.25%
B	06541KBE7	4.548464%	39,596,000.00	39,596,000.00	0.00	150,084.16	0.00	0.00	150,084.16	39,596,000.00	16.04%	15.63%
C	06541KBF4	4.548464%	40,665,000.00	40,665,000.00	0.00	154,136.08	0.00	0.00	154,136.08	40,665,000.00	11.16%	10.88%
D	06541KAJ7	3.000000%	37,455,000.00	37,455,000.00	0.00	93,637.50	0.00	0.00	93,637.50	37,455,000.00	6.67%	6.50%
E	06541KAL2	3.048464%	22,473,000.00	22,473,000.00	0.00	57,090.12	0.00	0.00	57,090.12	22,473,000.00	3.98%	3.88%
F	06541KAN8	3.048464%	8,561,000.00	8,561,000.00	0.00	21,748.25	0.00	0.00	21,748.25	8,561,000.00	2.95%	2.88%
G*	06541KAQ1	3.048464%	24,613,456.00	24,613,456.00	0.00	62,092.31	0.00	0.00	62,092.31	24,613,456.00	0.00%	0.00%
R	06541KAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06541KAS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2GEUK1	4.548464%	45,058,497.70	43,933,542.90	30,999.01	166,502.21	0.00	0.00	197,501.22	43,902,543.89	0.00%	0.00%
Interest
Regular SubTotal			901,169,953.70	878,670,857.79	619,980.24	2,994,131.09	0.00	0.00	3,614,111.33	878,050,877.55

Notional Certificates
X-A	06541KBB3	0.443906%	599,278,000.00	577,903,858.89	0.00	213,779.32	0.00	0.00	213,779.32	577,314,877.66
X-B	06541KBC1	0.041373%	123,066,000.00	123,066,000.00	0.00	4,243.06	0.00	0.00	4,243.06	123,066,000.00
X-D	06541KAA6	1.548464%	37,455,000.00	37,455,000.00	0.00	48,331.44	0.00	0.00	48,331.44	37,455,000.00
X-E	06541KAC2	1.500000%	22,473,000.00	22,473,000.00	0.00	28,091.25	0.00	0.00	28,091.25	22,473,000.00
X-F	06541KAE8	1.500000%	8,561,000.00	8,561,000.00	0.00	10,701.25	0.00	0.00	10,701.25	8,561,000.00
X-G	06541KAG3	1.500000%	24,613,456.00	24,613,456.00	0.00	30,766.82	0.00	0.00	30,766.82	24,613,456.00
Notional SubTotal			815,446,456.00	794,072,314.89	0.00	335,913.14	0.00	0.00	335,913.14	793,483,333.66

Deal Distribution Total					619,980.24	3,330,044.23	0.00	0.00	3,950,024.47

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541KAW8	362.53679958	17.56579869	0.93232389	0.00000000	0.00000000	0.00000000	0.00000000	18.49812258	344.97100089
A-2	06541KAX6	1,000.00000000	0.00000000	3.39500000	0.00000000	0.00000000	0.00000000	0.00000000	3.39500000	1,000.00000000
A-SB	06541KAY4	1,000.00000000	0.00000000	3.47083342	0.00000000	0.00000000	0.00000000	0.00000000	3.47083342	1,000.00000000
A-3	06541KAZ1	1,000.00000000	0.00000000	3.32500000	0.00000000	0.00000000	0.00000000	0.00000000	3.32500000	1,000.00000000
A-4	06541KBA5	1,000.00000000	0.00000000	3.54583332	0.00000000	0.00000000	0.00000000	0.00000000	3.54583332	1,000.00000000
A-S	06541KBD9	1,000.00000000	0.00000000	3.73955361	0.00000000	0.00000000	0.00000000	0.00000000	3.73955361	1,000.00000000
B	06541KBE7	1,000.00000000	0.00000000	3.79038691	0.00000000	0.00000000	0.00000000	0.00000000	3.79038691	1,000.00000000
C	06541KBF4	1,000.00000000	0.00000000	3.79038682	0.00000000	0.00000000	0.00000000	0.00000000	3.79038682	1,000.00000000
D	06541KAJ7	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06541KAL2	1,000.00000000	0.00000000	2.54038713	0.00000000	0.00000000	0.00000000	0.00000000	2.54038713	1,000.00000000
F	06541KAN8	1,000.00000000	0.00000000	2.54038664	0.00000000	0.00000000	0.00000000	0.00000000	2.54038664	1,000.00000000
G	06541KAQ1	1,000.00000000	0.00000000	2.52269775	0.01768910	2.97247327	0.00000000	0.00000000	2.52269775	1,000.00000000
R	06541KAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06541KAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2GEUK1	975.03345967	0.68797256	3.69524548	0.00050867	0.08661429	0.00000000	0.00000000	4.38321804	974.34548711

Notional Certificates
X-A	06541KBB3	964.33351281	0.00000000	0.35672813	0.00000000	0.00000000	0.00000000	0.00000000	0.35672813	963.35069477
X-B	06541KBC1	1,000.00000000	0.00000000	0.03447792	0.00000000	0.00000000	0.00000000	0.00000000	0.03447792	1,000.00000000
X-D	06541KAA6	1,000.00000000	0.00000000	1.29038686	0.00000000	0.00000000	0.00000000	0.00000000	1.29038686	1,000.00000000
X-E	06541KAC2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-F	06541KAE8	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	06541KAG3	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	31,260.82	0.00	31,260.82	0.00	0.00	0.00	31,260.82	0.00
A-2	08/01/21 - 08/30/21	30	0.00	258,766.90	0.00	258,766.90	0.00	0.00	0.00	258,766.90	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	126,685.42	0.00	126,685.42	0.00	0.00	0.00	126,685.42	0.00
A-3	08/01/21 - 08/30/21	30	0.00	698,250.00	0.00	698,250.00	0.00	0.00	0.00	698,250.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	861,736.78	0.00	861,736.78	0.00	0.00	0.00	861,736.78	0.00
X-A	08/01/21 - 08/30/21	30	0.00	213,779.32	0.00	213,779.32	0.00	0.00	0.00	213,779.32	0.00
X-B	08/01/21 - 08/30/21	30	0.00	4,243.06	0.00	4,243.06	0.00	0.00	0.00	4,243.06	0.00
X-D	08/01/21 - 08/30/21	30	0.00	48,331.44	0.00	48,331.44	0.00	0.00	0.00	48,331.44	0.00
X-E	08/01/21 - 08/30/21	30	0.00	28,091.25	0.00	28,091.25	0.00	0.00	0.00	28,091.25	0.00
X-F	08/01/21 - 08/30/21	30	0.00	10,701.25	0.00	10,701.25	0.00	0.00	0.00	10,701.25	0.00
X-G	08/01/21 - 08/30/21	30	0.00	30,766.82	0.00	30,766.82	0.00	0.00	0.00	30,766.82	0.00
A-S	08/01/21 - 08/30/21	30	0.00	312,140.54	0.00	312,140.54	0.00	0.00	0.00	312,140.54	0.00
B	08/01/21 - 08/30/21	30	0.00	150,084.16	0.00	150,084.16	0.00	0.00	0.00	150,084.16	0.00
C	08/01/21 - 08/30/21	30	0.00	154,136.08	0.00	154,136.08	0.00	0.00	0.00	154,136.08	0.00
D	08/01/21 - 08/30/21	30	0.00	93,637.50	0.00	93,637.50	0.00	0.00	0.00	93,637.50	0.00
E	08/01/21 - 08/30/21	30	0.00	57,090.12	0.00	57,090.12	0.00	0.00	0.00	57,090.12	0.00
F	08/01/21 - 08/30/21	30	0.00	21,748.25	0.00	21,748.25	0.00	0.00	0.00	21,748.25	0.00
G	08/01/21 - 08/30/21	30	72,543.16	62,527.70	0.00	62,527.70	435.39	0.00	0.00	62,092.31	73,162.84
RR Interest	08/01/21 - 08/30/21	30	3,865.14	166,525.13	0.00	166,525.13	22.92	0.00	0.00	166,502.21	3,902.71
Totals			76,408.30	3,330,502.54	0.00	3,330,502.54	458.31	0.00	0.00	3,330,044.23	77,065.55

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,950,024.47
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,351,528.62	Master Servicing Fee	12,238.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,781.82
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	377.13
ARD Interest	0.00	Operating Advisor Fee	2,090.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	248.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,351,528.62	Total Fees	21,026.07

Principal		Expenses/Reimbursements
Scheduled Principal	619,980.24	Reimbursement for Interest on Advances	1.34
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(53.42)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	510.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	619,980.24	Total Expenses/Reimbursements	458.31

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,330,044.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	619,980.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,950,024.47
Total Funds Collected	3,971,508.86	Total Funds Distributed	3,971,508.85

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	878,670,858.15	878,670,858.15	Beginning Certificate Balance	878,670,857.79
(-) Scheduled Principal Collections	619,980.24	619,980.24	(-) Principal Distributions	619,980.24
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	878,050,877.91	878,050,877.91	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	878,805,065.15	878,805,065.15	Ending Certificate Balance	878,050,877.55
Ending Actual Collateral Balance	878,196,817.75	878,196,817.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.36)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.36)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.55
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,755,867.43	0.31%	76	5.1150	NAP	Defeased	1	2,755,867.43	0.31%	76	5.1150	NAP
	5,000,000 or less	26	75,798,587.10	8.63%	76	4.6139	1.560214	1.40 or less	25	183,610,664.29	20.91%	79	4.7679	0.915307
5,000,001 to 10,000,000		18	128,536,370.22	14.64%	80	4.8082	1.724057	1.41 to 1.50	5	151,912,763.08	17.30%	80	4.7853	1.469348
10,000,001 to 15,000,000		4	49,807,998.00	5.67%	80	4.6498	1.457082	1.51 to 1.60	3	25,393,577.93	2.89%	68	4.5925	1.533366
15,000,001 to 25,000,000		7	120,268,786.63	13.70%	79	4.4299	1.729051	1.61 to 1.70	1	7,291,689.45	0.83%	80	4.9400	1.658100
25,000,001 to 50,000,000		1	30,619,529.26	3.49%	79	5.0180	0.838100	1.71 to 1.80	2	91,439,128.09	10.41%	30	4.2003	1.737319
	50,000,001 or greater	7	470,263,739.27	53.56%	69	4.2585	1.854408	1.81 to 1.90	3	100,014,000.00	11.39%	78	4.0849	1.865757
	Totals	64	878,050,877.91	100.00%	74	4.4445	1.734138	1.91 to 2.50	18	273,887,173.18	31.19%	79	4.2455	2.182576
								2.51 to 3.00	2	6,175,000.00	0.70%	80	4.5373	2.944704
								3.01 or greater	4	35,571,014.46	4.05%	78	4.2154	3.215813
								Totals	64	878,050,877.91	100.00%	74	4.4445	1.734138
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,755,867.43	0.31%	76	5.1150	NAP	Washington, DC	1	7,811,257.64	0.89%	78	4.5325	1.998600
Alabama	1	1,822,314.41	0.21%	78	4.5325	1.998600	Wisconsin	1	9,510,826.97	1.08%	80	5.0490	0.107500
Arizona	2	5,597,972.82	0.64%	26	5.4161	1.616430	Totals	95	878,050,877.91	100.00%	74	4.4445	1.734138
California	19	212,454,188.27	24.20%	79	4.0436	2.220623
									Property Type³
Colorado	2	15,563,963.53	1.77%	80	5.0587	2.171692
Connecticut	1	1,243,834.06	0.14%	78	4.5325	1.998600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	1	2,075,082.97	0.24%	78	4.5325	1.998600		Properties	Balance	Agg. Bal.			DSCR¹
Florida	5	30,428,798.61	3.47%	79	4.6980	2.046362	Defeased	1	2,755,867.43	0.31%	76	5.1150	NAP
Idaho	4	14,771,496.33	1.68%	79	5.0180	0.838100	Industrial	4	20,435,646.65	2.33%	79	4.5868	2.485422
Illinois	1	4,140,000.00	0.47%	80	4.9300	1.974100	Lodging	14	90,093,456.81	10.26%	79	5.1219	1.065001
Kansas	2	1,808,384.28	0.21%	78	4.5325	1.998600	Mobile Home Park	1	1,970,000.00	0.22%	79	4.5850	2.984200
Kentucky	1	3,958,453.59	0.45%	79	4.8200	0.419200	Multi-Family	27	233,432,285.00	26.59%	80	4.2455	1.585345
Louisiana	1	2,300,000.00	0.26%	80	5.8190	1.411900	Office	8	206,099,202.07	23.47%	78	4.0209	2.091216
Maryland	3	13,122,615.62	1.49%	79	4.8454	2.755781	Other	1	2,300,000.00	0.26%	80	5.8190	1.411900
Massachusetts	3	5,215,694.33	0.59%	78	4.5325	1.998600	Retail	13	244,948,895.75	27.90%	60	4.6706	1.635688
New Hampshire	1	5,400,000.00	0.61%	80	4.8800	1.826300	Self Storage	26	76,015,524.11	8.66%	78	4.5648	2.028797
New Jersey	1	3,215,552.56	0.37%	80	5.2300	1.128700	Totals	95	878,050,877.91	100.00%	74	4.4445	1.734138
New York	22	101,873,831.41	11.60%	80	4.1827	1.357511
Oregon	2	10,694,774.93	1.22%	79	5.0180	0.838100
Pennsylvania	2	65,357,991.27	7.44%	80	4.7063	1.488782
Tennessee	3	100,595,202.99	11.46%	80	4.9526	1.309057
Texas	4	18,792,303.60	2.14%	79	4.8863	2.558723
Utah	2	23,931,293.61	2.73%	80	4.8587	1.091939
Virginia	5	185,653,172.82	21.14%	54	4.2051	1.787749
Washington	4	27,956,003.77	3.18%	80	4.6730	1.305353

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,755,867.43	0.31%	76	5.1150	NAP	Defeased	1	2,755,867.43	0.31%	76	5.1150	NAP
	4.000% or less	5	234,154,655.92	26.67%	78	3.8052	2.177792	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	22	167,618,982.40	19.09%	52	4.2370	1.532395	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	25	369,461,378.20	42.08%	80	4.7296	1.662401	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	11	104,059,993.96	11.85%	76	5.1872	1.317727	37 months to 48 months	63	875,295,010.48	99.69%	74	4.4424	1.734403
	Totals	64	878,050,877.91	100.00%	74	4.4445	1.734138	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	878,050,877.91	100.00%	74	4.4445	1.734138
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,755,867.43	0.31%	76	5.1150	NAP	Defeased	1	2,755,867.43	0.31%	76	5.1150	NAP
	110 months or less	63	875,295,010.48	99.69%	74	4.4424	1.734403	Interest Only	21	425,591,000.00	48.47%	79	4.2067	1.996581
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	5	66,805,125.10	7.61%	79	4.9335	0.892332
	Totals	64	878,050,877.91	100.00%	74	4.4445	1.734138	300 months to 360 months	34	361,696,851.98	41.19%	66	4.6542	1.596375
								360 months or greater	3	21,202,033.40	2.41%	80	4.0136	1.479644
								Totals	64	878,050,877.91	100.00%	74	4.4445	1.734138
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	2,755,867.43	0.31%	76	5.1150	NAP				None
Underwriter's Information		1	14,195,853.51	1.62%	80	4.8390	1.910000
	12 months or less	50	821,206,181.08	93.53%	73	4.4376	1.750543
	13 months to 24 months	11	33,750,741.44	3.84%	80	4.3694	1.346890
	25 months or greater	1	6,142,234.45	0.70%	79	4.5700	1.300000
	Totals	64	878,050,877.91	100.00%	74	4.4445	1.734138
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310944093	RT	Franklin	TN	30/360	4.83925%	286,661.85	108,607.11	0.00	N/A	05/11/28	--	71,087,874.21	70,979,267.10	09/11/21
1A	310945339				30/360	4.83925%	57,332.37	21,721.42	0.00	N/A	05/11/28	--	14,217,574.93	14,195,853.51	09/11/21
2	610944222	OF	Herndon	VA	Actual/360	3.98625%	305,482.61	0.00	0.00	03/11/28	09/30/29	--	89,000,000.00	89,000,000.00	09/11/21
3	300801773	RT	Fairfax	VA	Actual/360	4.25825%	280,055.17	95,367.25	0.00	N/A	05/10/23	--	76,379,839.42	76,284,472.17	09/10/21
4	1750338	MF	Philadelphia	PA	Actual/360	4.71325%	255,669.40	0.00	0.00	N/A	05/01/28	--	63,000,000.00	63,000,000.00	09/01/21
5	656120810	OF	San Francisco	CA	Actual/360	3.70925%	185,223.97	0.00	0.00	04/06/28	04/06/31	--	58,000,000.00	58,000,000.00	09/06/21
6	310401006	SS	Various	Various	Actual/360	4.53225%	226,373.19	0.00	0.00	N/A	03/01/28	--	58,000,000.00	58,000,000.00	09/01/21
7	300801757	MF	San Francisco	CA	Actual/360	3.72225%	176,269.44	0.00	0.00	N/A	04/06/28	--	55,000,000.00	55,000,000.00	09/06/21
8	310945284	LO	Various	Various	Actual/360	5.01825%	132,570.76	60,651.08	0.00	N/A	04/11/28	--	30,680,180.34	30,619,529.26	09/11/21
9	1852051	OF	Centerville	UT	Actual/360	4.81525%	77,966.42	26,044.36	0.00	N/A	05/01/28	--	18,804,079.97	18,778,035.61	09/01/21
10	300801753	Various Petaluma		CA	Actual/360	4.50425%	73,690.44	0.00	0.00	N/A	04/01/28	--	19,000,000.00	19,000,000.00	09/01/21
11	300801776	RT	Pico Rivera	CA	Actual/360	4.65525%	75,760.12	0.00	0.00	N/A	05/01/28	--	18,900,000.00	18,900,000.00	09/01/21
12	310945503	OF	Sunnyvale	CA	Actual/360	3.36525%	49,259.54	0.00	0.00	01/06/28	04/06/31	--	17,000,000.00	17,000,000.00	09/06/21
13	470108980	MF	Hartsdale	NY	Actual/360	4.14025%	57,187.46	25,351.22	0.00	N/A	05/01/28	--	16,041,363.85	16,016,012.63	09/01/21
14	1750441	LO	Memphis	TN	Actual/360	5.58025%	74,198.21	21,792.57	0.00	N/A	03/01/28	--	15,441,875.04	15,420,082.47	09/01/21
15	470108080	MF	New York	NY	Actual/360	3.91025%	51,070.91	13,669.38	0.00	N/A	05/01/28	--	15,168,325.30	15,154,655.92	09/01/21
16	470109160	MF	Bayside	NY	Actual/360	4.17025%	45,574.50	28,299.93	0.00	N/A	05/01/28	--	12,691,900.18	12,663,600.25	09/01/21
17	300801763	SS	Pompano Beach	FL	Actual/360	4.69525%	50,536.46	0.00	0.00	N/A	04/01/28	--	12,500,000.00	12,500,000.00	09/01/21
18	310943990	LO	Woodinville	WA	Actual/360	4.92025%	44,327.10	14,186.63	0.00	N/A	05/11/28	--	10,462,730.87	10,448,544.24	09/11/21
19	300801766	RT	Aurora	CO	Actual/360	5.16925%	42,437.72	12,282.02	0.00	N/A	05/01/28	--	9,534,245.55	9,521,963.53	09/01/21
20	300801764	LO	Pleasant Prairie	WI	Actual/360	5.04925%	41,405.38	12,576.65	0.00	N/A	05/01/28	--	9,523,403.62	9,510,826.97	09/01/21
21	1751631	OF	Purcellville	VA	Actual/360	4.98025%	40,812.49	12,747.51	0.00	N/A	05/01/28	--	9,517,098.41	9,504,350.90	09/01/21
22	1751313	RT	Van Nuys	CA	Actual/360	4.87025%	39,685.98	11,353.33	0.00	N/A	04/01/28	--	9,463,438.11	9,452,084.78	09/01/21
23	1852573	LO	Baltimore	MD	Actual/360	5.00025%	37,869.48	11,732.84	0.00	N/A	05/01/28	--	8,795,492.56	8,783,759.72	09/01/20
24	300801761	LO	El Paso	TX	Actual/360	5.04225%	37,602.31	9,324.74	0.00	N/A	04/01/28	--	8,660,689.14	8,651,364.40	09/01/21
25	410944622	RT	Everett	WA	Actual/360	4.36025%	29,096.94	0.00	0.00	N/A	04/11/28	--	7,750,000.00	7,750,000.00	09/11/21
26	1751767	RT	Palm Coast	FL	Actual/360	4.94025%	31,059.98	9,860.10	0.00	N/A	05/01/28	--	7,301,549.55	7,291,689.45	09/01/21
27	1852076	LO	Newport News	VA	Actual/360	5.22525%	30,000.90	8,545.04	0.00	N/A	04/01/28	--	6,667,894.79	6,659,349.75	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	470108820	MF	Larchmont	NY	Actual/360	4.22025%	22,307.35	9,554.69	0.00	N/A	05/01/28	--	6,138,699.77	6,129,145.08	09/01/21
29	470108020	MF	Yonkers	NY	Actual/360	4.57025%	24,206.81	8,998.64	0.00	N/A	04/01/28	--	6,151,233.09	6,142,234.45	09/01/21
30	470108340	MF	New York	NY	Actual/360	4.25025%	22,324.31	0.00	0.00	N/A	04/01/28	--	6,100,000.00	6,100,000.00	09/01/21
31	1852393	RT	Fraser	CO	Actual/360	4.88525%	25,415.84	0.00	0.00	N/A	05/01/28	--	6,042,000.00	6,042,000.00	09/01/21
32	410944931	SS	Sacramento	CA	Actual/360	4.61025%	21,926.74	7,969.62	0.00	N/A	05/11/28	--	5,523,493.73	5,515,524.11	09/11/21
33	470108700	MF	Bronx	NY	Actual/360	4.26025%	19,722.53	8,351.42	0.00	N/A	04/01/28	--	5,376,428.50	5,368,077.08	09/01/21
34	1852374	RT	Duvall	WA	Actual/360	4.88825%	23,628.50	0.00	0.00	N/A	05/01/28	--	5,614,000.00	5,614,000.00	09/01/21
35	310401035	RT	Concord	NH	Actual/360	4.88025%	22,692.00	0.00	0.00	N/A	05/01/28	--	5,400,000.00	5,400,000.00	09/01/21
36	1750068	MF	Galveston	TX	Actual/360	4.67025%	20,509.08	0.00	0.00	N/A	05/01/28	--	5,100,000.00	5,100,000.00	09/01/21
37	410943782	RT	Phoenix	AZ	Actual/360	5.56025%	23,076.48	5,787.26	0.00	N/A	03/11/23	--	4,819,873.62	4,814,086.36	09/11/21
38	610943037	RT	Bakersfield	CA	Actual/360	5.16025%	20,303.43	5,935.41	0.00	N/A	04/11/28	--	4,569,414.35	4,563,478.94	09/11/21
39	1750437	MF	Punta Gorda	FL	Actual/360	4.54025%	17,592.50	0.00	0.00	N/A	05/01/28	--	4,500,000.00	4,500,000.00	09/01/21
40	1851946	OF	Seattle	WA	Actual/360	4.34525%	15,536.85	9,081.36	0.00	N/A	04/01/28	--	4,152,540.89	4,143,459.53	09/01/21
41	470109010	MF	Suffern	NY	Actual/360	4.22025%	14,928.77	6,394.29	0.00	N/A	05/01/28	--	4,108,206.68	4,101,812.39	09/01/21
42	410943320	MF	Louisville	KY	Actual/360	4.82025%	16,463.32	8,081.63	0.00	N/A	04/11/28	--	3,966,535.22	3,958,453.59	09/11/21
43	310401043	IN	Emporia	VA	Actual/360	4.51525%	16,348.69	0.00	0.00	N/A	05/01/28	--	4,205,000.00	4,205,000.00	09/01/21
44	1852283	RT	Bloomington	IL	Actual/360	4.93025%	17,575.45	0.00	0.00	N/A	05/01/28	--	4,140,000.00	4,140,000.00	09/01/21
45	470108470	MF	North Babylon	NY	Actual/360	4.24025%	13,961.60	3,141.42	0.00	N/A	04/01/28	--	3,823,932.43	3,820,791.01	09/01/21
46	310401046	IN	Houston	TX	Actual/360	4.95025%	15,739.23	4,036.95	0.00	N/A	05/01/28	--	3,692,487.07	3,688,450.12	09/01/21
47	410944795	OF	Township of West Dept NJ		Actual/360	5.23025%	14,500.04	4,095.05	0.00	N/A	05/11/28	--	3,219,647.61	3,215,552.56	09/11/21
48	470109120	MF	Yonkers	NY	Actual/360	4.12025%	10,375.70	4,639.44	0.00	N/A	05/01/28	--	2,924,561.82	2,919,922.38	09/01/21
49	470108510	MF	Bronx	NY	Actual/360	4.19025%	10,219.25	4,433.76	0.00	N/A	05/01/28	--	2,832,342.28	2,827,908.52	09/01/21
50	300801762	MH	Clearwater	FL	Actual/360	5.11525%	12,154.38	3,617.90	0.00	N/A	01/01/28	--	2,759,485.33	2,755,867.43	09/01/21
51	470108740	MF	Great Neck	NY	Actual/360	4.20025%	9,545.58	4,146.90	0.00	N/A	04/01/28	--	2,639,330.92	2,635,184.02	09/01/21
52	470108540	MF	Bronx	NY	Actual/360	4.18025%	8,480.40	3,715.86	0.00	N/A	04/01/28	--	2,356,030.87	2,352,315.01	09/01/21
53	300801770	98	Metairie	LA	Actual/360	5.81925%	11,524.85	0.00	0.00	N/A	05/01/28	--	2,300,000.00	2,300,000.00	09/01/21
54	470108170	MF	New York	NY	Actual/360	4.21025%	8,338.14	0.00	0.00	N/A	05/01/28	--	2,300,000.00	2,300,000.00	09/01/21
55	470108190	MF	New York	NY	Actual/360	4.32025%	8,088.95	3,320.12	0.00	N/A	05/01/28	--	2,174,448.17	2,171,128.05	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	470107690	MF	Bellrose	NY	Actual/360	4.33025%	8,308.72	1,781.24	0.00	N/A	04/01/28	--	2,228,367.71	2,226,586.47	09/01/21
57	310401057	MH	Yucaipa	CA	Actual/360	4.58525%	7,777.94	0.00	0.00	N/A	04/01/28	--	1,970,000.00	1,970,000.00	09/01/21
58	470108410	MF	Great Neck	NY	Actual/360	4.22025%	5,892.92	2,538.27	0.00	N/A	04/01/28	--	1,621,656.37	1,619,118.10	09/01/21
59	470108050	MF	East Elmhurst	NY	Actual/360	4.23025%	6,192.25	0.00	0.00	N/A	05/01/28	--	1,700,000.00	1,700,000.00	09/01/21
60	470108660	MF	New York	NY	Actual/360	4.19025%	5,441.04	2,373.90	0.00	N/A	04/01/28	--	1,508,024.44	1,505,650.54	09/01/21
61	470108800	MF	New York	NY	Actual/360	4.19025%	5,664.65	0.00	0.00	N/A	05/01/28	--	1,570,000.00	1,570,000.00	09/01/21
62	470108450	MF	New York	NY	Actual/360	4.18025%	5,096.89	2,220.87	0.00	N/A	05/01/28	--	1,416,020.04	1,413,799.17	09/01/21
63	470107130	MF	Brooklyn	NY	Actual/360	4.58025%	4,486.34	1,651.06	0.00	N/A	05/01/28	--	1,137,541.40	1,135,890.34	09/01/21
Totals							3,351,528.62	619,980.24	0.00				878,670,858.15	878,050,877.91
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,566,189.00	7,702,055.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,096,291.50	5,759,143.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	22,454,550.53	9,274,158.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,868,928.91	4,038,365.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,287,329.59	11,701,754.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	20,919,993.00	21,274,863.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	32,600,206.82	6,685,323.03	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,551,586.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,916,987.47	442,503.33	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,712,050.00	3,272,527.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	855,974.00	677,426.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	41,502,964.19	9,514,032.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,061,709.00	1,512,277.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	331,808.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,598,011.00	1,362,142.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,002,260.00	1,157,642.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,229,534.61	661,697.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(127,203.02)	180,897.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,439,595.30	394,918.82	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	143,275.27	173,509.09	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,058,118.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	731,424.00	425,942.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	2,022,489.00	04/01/20	03/31/21	09/13/21	0.00	61,916.51	49,479.55	532,734.31	0.00	0.00
24	1,177,566.52	1,563,362.12	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	720,783.72	364,747.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	892,191.49	450,328.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	464,493.49	541,749.79	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	566,684.00	558,597.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
29	365,564.00	516,235.00	07/01/18	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
30	230,246.00	311,217.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
31	645,773.00	328,134.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	357,791.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	267,140.00	322,959.00	11/01/19	10/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
34	553,250.00	279,363.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	489,682.57	489,683.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	497,205.60	272,214.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	558,424.61	142,539.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	286.73	0.00
38	501,817.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	448,861.94	246,204.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	721,586.38	367,116.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	170,583.00	227,275.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
42	423,389.14	41,370.64	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	633,188.00	598,767.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	407,400.00	203,700.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	208,482.00	174,305.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	467,554.00	451,589.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	387,603.32	140,051.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	277,351.00	368,488.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
49	156,567.00	130,166.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	142,659.00	210,400.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	63,203.00	180,534.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
53	176,925.70	95,537.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	224,729.00	196,110.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
55	95,904.00	121,301.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	23,537.00	86,955.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
57	240,468.68	68,392.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	90,330.00	115,094.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
59	(22,970.00)	14,580.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
60	32,966.00	37,159.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	186,369.00	150,068.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
62	(53,243.00)	120,243.00	06/01/19	05/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	16,528.00	245,288.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	202,920,570.19	99,655,091.81				0.00	61,916.51	49,479.55	532,734.31	286.73	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	8,783,759.72	1	8,783,759.72	0	0.00	0	0.00	0	0.00	0	0.00	4.444514%	4.414174%	74
08/17/21	0	0.00	0	0.00	1	8,795,492.56	1	8,795,492.56	0	0.00	0	0.00	0	0.00	0	0.00	4.444683%	4.414338%	75
07/16/21	0	0.00	0	0.00	1	8,807,175.10	1	8,807,175.10	0	0.00	0	0.00	0	0.00	0	0.00	4.444852%	4.414500%	76
06/17/21	0	0.00	0	0.00	1	8,820,027.31	1	8,820,027.31	0	0.00	1	8,820,027.31	0	0.00	0	0.00	4.445031%	4.414673%	77
05/17/21	0	0.00	0	0.00	1	8,831,604.67	1	8,831,604.67	0	0.00	0	0.00	0	0.00	0	0.00	4.445197%	4.414834%	78
04/16/21	0	0.00	0	0.00	1	8,844,355.51	1	8,844,355.51	0	0.00	0	0.00	0	0.00	0	0.00	4.445372%	4.415002%	79
03/17/21	0	0.00	0	0.00	1	8,855,828.57	1	8,855,828.57	0	0.00	0	0.00	0	0.00	0	0.00	4.445528%	4.415153%	80
02/18/21	0	0.00	0	0.00	1	8,870,932.82	1	8,870,932.82	0	0.00	0	0.00	0	0.00	0	0.00	4.445714%	4.415331%	81
01/15/21	0	0.00	0	0.00	1	8,882,291.94	1	8,882,291.94	0	0.00	0	0.00	0	0.00	0	0.00	4.445868%	4.412777%	82
12/17/20	0	0.00	0	0.00	1	8,893,602.36	1	8,893,602.36	0	0.00	0	0.00	0	0.00	0	0.00	4.446021%	4.412924%	83
11/18/20	0	0.00	0	0.00	1	8,906,095.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.446184%	4.413079%	84
10/19/20	0	0.00	1	31,297,864.32	1	8,917,304.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.446335%	4.413223%	85
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	1852573	09/01/20	11	6	49,479.55	532,734.31	200.00	8,929,699.56	06/10/20	9		08/21/20
Totals					49,479.55	532,734.31	200.00	8,929,699.56

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		81,098,559	81,098,559	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		796,952,319	788,168,560	0		8,783,760

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	878,050,878	869,267,118	0	0	8,783,760	0
Aug-21	878,670,858	869,875,366	0	0	8,795,493	0
Jul-21	879,288,279	870,481,103	0	0	8,807,175	0
Jun-21	879,949,680	871,129,653	0	0	8,820,027	0
May-21	880,561,817	871,730,212	0	0	8,831,605	0
Apr-21	881,213,617	872,369,262	0	0	8,844,356	0
Mar-21	881,807,451	872,951,622	0	0	8,855,829	0
Feb-21	882,534,100	873,663,167	0	0	0	8,870,933
Jan-21	883,122,475	874,240,183	0	0	0	8,882,292
Dec-20	883,708,423	874,814,821	0	0	0	8,893,602
Nov-20	884,337,235	875,431,139	0	0	8,906,096	0
Oct-20	884,918,169	844,703,001	0	31,297,864	8,917,304	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
23	1852573	8,783,759.72	8,929,699.56	9,300,000.00	07/29/21	2,022,489.00	3.39780	06/30/21	05/01/28	319
Totals		8,783,759.72	8,929,699.56	9,300,000.00		2,022,489.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
23	1852573	LO	MD	06/10/20	9

Awaiting update from the Borrower and City regarding termination of the DHS contract, while loan is being monitored for Borrower's performance under the terms of the forbearance agreement. Upon termination of the DHS contract, the

	franchisor is expec	ted to inspect property and require the Borrower to commence with implementing PIP.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310944093	72,460,703.19	4.83903%	72,460,703.19 4.83903%		10	07/08/20	06/11/20	08/11/20
1A	310945339	14,492,140.70	4.83903%	14,492,140.70 4.83903%		10	07/08/20	06/11/20	08/11/20
23	1852573	8,964,118.13	5.00003%	8,998,093.79 5.00003%		10	05/12/21	05/12/21	--
Totals		95,916,962.02		95,950,937.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
22	0.00	0.00	0.00	0.00	510.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	(53.42)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.34	0.00	0.00	0.00
Total	0.00	0.00	(53.42)	0.00	510.39	0.00	0.00	0.00	1.34	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			458.31

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Supplemental Notes
None

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